Financial Instruments and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the bases under the fair value hierarchy used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated balance sheets:

		Basis of fair value measurement
(in millions)	Balance as of March 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency derivative contracts	$14	$—	$14	$—
Interest rate contracts	41	—	41	—
Available-for-sale securities
Equity securities	45	45	—	—
Foreign government debt securities	16	3	13	—

Total assets	$116	$48	$68	$—

Liabilities
Contingent payments	$458	$—	$—	$458
Foreign currency derivative contracts	7	—	7	—

Total liabilities	$465	$—	$7	$458

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency derivative contracts	$24	$—	$24	$—
Interest rate contracts	4	—	4	—
Available-for-sale securities
Equity securities	78	78	—	$—
Foreign government debt securities	16	3	13	—

Total assets	$122	$81	$41	$—

Liabilities
Contingent payments	$433	$—	$—	$433
Foreign currency derivative contracts	3	—	3	—

Total liabilities	$436	$—	$3	$433

The following tables summarize the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated and combined balance sheets:

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Foreign currency derivative contracts	$24	$—	$24	$—
Interest rate contracts	4	—	4	—
Available-for-sale securities
Equity securities	78	78	—	—
Foreign government debt securities	16	3	13	—

Total assets	$122	$81	$41	$—

Liabilities
Contingent payments related to acquisitions	$433	$—	$—	$433
Foreign currency derivative contracts	3	—	3	—

Total liabilities	$436	$—	$3	$433

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$71	$71	$—	$—
Foreign government debt securities	18	3	15	—
Interest rate contracts	1	—	1	—

Total assets	$90	$74	$16	$—

Liabilities
Contingent payments related to acquisitions	$518	$—	$—	$518
Interest rate contracts	2	—	2	—

Total liabilities	$520	$—	$2	$518

Available for Sale Equity Securities

The following table provides information relating to the company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value
March 31, 2016 Available-for-sale equity securities	$55	$10	$(20)	$45

December 31, 2015 Available-for-sale equity securities	$55	$28	$ (5)	$78

The following table provides information relating to the company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value

December 31, 2015
Available-for-sale equity securities	$55	$28	$(5)	$78

December 31, 2014
Available-for-sale equity securities	$59	$21	$(9)	$71

Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consists of contingent payment liabilities:

(in millions)	Contingent payments
Fair value as of December 31, 2015	$433
Additions	23
Payments	—
Net gains recognized in earnings	(1)
Currency translation adjustments	3

Fair value as of March 31, 2016	$458

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consists of contingent payments related to acquisitions:

(in millions)	Contingent payments
Fair value as of December 31, 2013	$291
Additions	142
Payments	(12)
Net losses recognized in earnings	124
Currency translation adjustments	(27)

Fair value as of December 31, 2014	$518
Separation related adjustment	37
Additions	—
Payments	(8)
Net gains recognized in earnings	(97)
Currency translation adjustments	(17)

Fair value as of December 31, 2015	$433

Book Values and Fair Values of Financial Instruments

For these financial instruments, the following table provides the values recognized on the condensed consolidated balance sheets and the approximate fair values:

	Book values		Approximate fair values
(in millions)	March 31, 2016	December 31, 2015	March 31, 2016	December 31, 2015
Assets
Investments	$24	$21	$24	$21

Liabilities
Short-term debt	302	—	302	—
Current maturities of capital lease obligations	5	3	5	3
Long-term debt and capital lease obligations	$5,317	$5,265	$5,639	$5,396

or some basis other than fair value. For these financial instruments, the following table provides the values recognized on the consolidated or combined balance sheets and the approximate fair values:

	Book values		Approximate fair values
(in millions)	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

Assets
Investments	$21	$31	$21	$31

Liabilities
Current maturities of lease obligations	3	—	3	—
Long-term debt and lease obligations	$5,265	$275	$5,396	$275